Shareholder Report, Average Annual Return (Details) 74200012600_Franklin High Income Fund_Class A1_TSR Annual {Class A1}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Average Annual Return, Percent	2.97%	5.00%	5.74%
Without Sales Load [Member] | Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1
Average Annual Return, Percent	7.05%	5.80%	6.15%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
ICE BofA U.S. High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	7.23%	5.54%	6.06%